Consolidated statements of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
(Loss)/profit for the year		$ 5,726	$ 56,859		$ (34,769)
Adjustments for:
Depreciation		85,493	83,058		89,309
Impairment loss on vessels		103,977	23,923		138,848
Loss on disposal of vessel		630
Financial costs		37,297	50,987		71,998
Financial income		(43)	(295)		(1,887)
Loss/(gain) on derivatives (excluding realized loss on forward foreign exchange contracts held for trading)		(2,496)	14,868	[1]	11,500	[1]
Share-based compensation		378	1,908		1,158
Realized foreign exchange losses					542
Adjusted profit		230,962	231,308	[1]	276,699	[1]
Decrease/(increase) in trade and other receivables		5,109	(9,150)		6,601
Decrease in inventories		45	317		26
Change in related parties, net		(3,330)	(1,971)		17,559
(Increase)/decrease in prepayments and other current assets		978	(814)	[1]	(352)
Decrease/(increase) in other non-current assets		142	(58)		672
Decrease in other non-current liabilities		(482)	(281)		(1,245)
Increase/(decrease) in trade accounts payable		(2,403)	(1,807)		3,651
Increase in other payables and accruals		2,365	808	[1]	263	[1]
Net cash provided by operating activities		233,386	218,352	[1]	303,874	[1]
Cash flows from investing activities:
Proceeds from sale and leaseback, net of commissions		117,569
Payments for tangible fixed asset additions		(19,443)	(23,618)		(13,940)
Return of capital expenditures					7,465
Financial income received		43	326		1,950
Purchase of short-term investments		(2,500)			(33,000)
Maturity of short-term investments		2,500			43,000
Net cash provided by/(used in) investing activities		98,169	(23,292)		5,475
Cash flows from financing activities:
Borrowings drawdowns			479,984		445,000
Borrowings repayments		(205,179)	(540,701)		(465,195)
Interest paid		(42,239)	(51,457)	[1]	(64,813)	[1]
Payments of cash collateral for interest rate swaps	[1]		(16,730)
Release of cash collateral for interest rate swaps		280	16,450	[1]
Payment of loan issuance costs			(7,362)		(6,173)
Proceeds from entering into interest rate swaps			16,056
Payments for termination of interest rate swaps			(13,210)
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		10,205			1,996
Repurchases of common and preference units		(18,388)	(996)		(22,890)
Payment of offering costs		(346)	(146)		(1,670)
Cash distribution to GasLog in exchange for contribution of net assets					(93,646)
Distributions paid		(31,877)	(69,556)		(137,953)
Payments for lease liabilities		(2,217)	(540)		(491)
Net cash used in financing activities		(289,761)	(188,208)	[1]	(345,835)	[1]
Decrease in cash and cash equivalents		41,794	6,852		(36,486)
Cash and cash equivalents, beginning of the year		103,736	96,884		133,370
Cash and cash equivalents, end of the year		$ 145,530	$ 103,736		$ 96,884

[1]	Restated so as to reflect a change in accounting policy introduced on January 1, 2021, with respect to the reclassification of interest paid and movements of cash collaterals for interest rate swaps (Note 2).